Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares , par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares , shares authorized	500,000,000	500,000,000
Ordinary shares , shares issued	69,763,933	69,763,933
Ordinary shares , shares outstanding	68,598,050	68,598,050